ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Schedule of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2012	$ (4,797)
Current period other comprehensive income (loss)	4,687
Amounts reclassified from accumulated other comprehensive income	1,037
Current period other comprehensive income (loss)	5,724
Balance at December 31, 2013	927
Gains and Losses on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2012	(2,373)
Current period other comprehensive income (loss)	(54)
Amounts reclassified from accumulated other comprehensive income	1,037
Current period other comprehensive income (loss)	983
Balance at December 31, 2013	(1,390)
Defined Benefit Pension Items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2012	(1,154)
Current period other comprehensive income (loss)	(1,133)
Amounts reclassified from accumulated other comprehensive income	0
Current period other comprehensive income (loss)	(1,133)
Balance at December 31, 2013	(2,287)
Foreign Currency Items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2012	(1,270)
Current period other comprehensive income (loss)	5,874
Amounts reclassified from accumulated other comprehensive income	0
Current period other comprehensive income (loss)	5,874
Balance at December 31, 2013	$ 4,604